INVENTORIES (Tables)	9 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	Dec. 31,	March 31,
	2016	2016
	$	$
Raw Materials	169,173	-
Work in Progress	25,400	-
	194,573	-